Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 714	$ 714	$ 720
Less: accumulated depreciation	(585)	(501)	(378)
Total property and equipment, net	129	213	342
Office equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	260	260	266
Software [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	144	144	144
Test equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	$ 310	$ 310	$ 310